Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning Balance at Dec. 31, 2024		$ 20	[1]	$ 9,432	$ (12,664)	$ (3,212)
Balance, shares at Dec. 31, 2024	[1]	7,362,906
Shared based compensation			[1]	150		150
Net loss			[1]		(1,252)	(1,252)
Ending Balance at Jun. 30, 2025		$ 20	[1]	9,582	(13,916)	(4,314)
Balance, shares at Jun. 30, 2025	[1]	7,362,906
Beginning Balance at Dec. 31, 2025			[1]	21,288	(18,520)	2,768
Balance, shares at Dec. 31, 2025	[1]	9,015,383
Issuance of Ordinary Shares and Ordinary Warrants in a private placement (see Note 1d)			[1]	13,657		13,657
Issuance of Ordinary Shares and Ordinary Warrants in a private placement (see Note 1d), shraes	[1]	2,695,425
Shared based compensation			[1]	513		513
Net loss			[1]		(5,942)	(5,942)
Ending Balance at Jun. 30, 2026			[1]	$ 35,458	$ (24,462)	$ 10,996
Balance, shares at Jun. 30, 2026	[1]	11,710,808

[1]	Unless otherwise stated, the term Ordinary Shares in these financial statements refers to all classes of shares, including Ordinary Shares, as well as the Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares which converted into Class Ordinary Shares at a 1:1 ratio in connection with the closing of the Company’s initial public offering on August 13, 2025.